Salaries and other employee expenses - Schedule of restricted stock granted to directors (Details) - Restricted Stocks - Directors	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	145,800	132,150	109,350
Granted (in shares)	57,000	63,000	63,000
Vested (in shares)	(85,950)	(49,350)	(40,200)
Number of shares, outstanding at end (in shares)	116,850	145,800	132,150
Expected to vest (in shares)	116,850
Weighted average grand date fair value, outstanding at beginning (in usd per share) | $ / shares	$ 16.64	$ 18.56	$ 25.44
Granted (in usd per share) | $ / shares	14.65	14.65	11.54
Vested (in usd per share) | $ / shares	18.71	19.24	26.26
Weighted average grand date fair value, outstanding at end (in usd per share) | $ / shares	$ 14.15	$ 16.64	$ 18.56